UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


March 31, 2003

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 14, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	89
Form 13F Information Table Value Total:	$327,620


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III











   AS OF SEPTEMBER 30, 2002














































































                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
1,750,450
269,300
X


Walter Harrison
X


AEROPOSTALE, INC
Common
002896207
66,250
5,000
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
216,164
5,200
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
15,084,291
279,287
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
495,564
36,600
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103
8,496,207
283,585
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
1,403,515
403,309
X


Walter Harrison
X


AOL TIME WARNER INC.
Common
00184A105
842,736
77,600
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
    Common
037023108
4,208,318
367,860
X


Walter Harrison
X


ANTHRACITE CAPITAL INC 10% CONV PFD
Preferred CL-B
037023207
222,240
11,112
X


Walter Harrison
X


APPLIED MICRO CIRCUITS CORP
Common
03822W109
619,400
190,000
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
9,866,097
481,273
X


Walter Harrison
X


BEBE STORES INC
Common
075571109
59,000
5,000
X


Walter Harrison
X


BINDVIEW DEVELOPMENT CORP
Common
090327107
52,390
40,300
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
635,246
55,335
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
941,904
49,600
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
13,927,244
558,430
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
8,003,216
283,400
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
822,195
45,300
X


Walter Harrison
X


CENDANT CORP
Common
151313103
1,649,730
129,900
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
186,944
6,400
X


Walter Harrison
X


CENTRAL EUROPEAN MEDIA ENTERPRISES LTD
Common - Class A
G20045202
110,854
8,600
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
3,660,664
366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
13,452,051
600,538
X


Walter Harrison
X


COINSTAR INC
Common
19259P300
936,882
55,800
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
9,881,343
723,378
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
2,310,000
175,000
X


Walter Harrison
X


COOKER RESTAURANTS (NEW)
    Common
216284208
8
832
X


Walter Harrison
X


COSI, INC
Common
22122P101
46,155
25,500
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
6,684,375
312,500
X


Walter Harrison
X


DVI INC
    Common
233343102
5,517,315
645,300
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
15,702,143
274,465
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
13,077,842
200,120
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
030390110
20
2,000
X


Walter Harrison
X


FIRST NIAGRA FINANCIAL GROUP
Common
33582V108
593,661
50,520
X


Walter Harrison
X


FIRST REPUBLIC BANK
    Common
336158100
7,606,440
352,150
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
14,305,536
411,315
X


Walter Harrison
X


GENERAL MOTORS
    Common
370442832
1,574,720
140,600
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
1,332,273
882,300
X


Walter Harrison
X


GYMBOREE CORP
Common
403777105
225,600
15,000
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
2,562,760
324,400
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
1,172,178
1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
621,180
25,500
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
9,617,944
291,100
X


Walter Harrison
X


J. JILL GROUP INC
Common
466189107
429,200
37,000
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
199,500
11,400
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409
1,043,680
35,200
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
    Common
51206P109
1,588,125
288,750
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
2,823,646
290,200
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
3,138,239
148,100
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
243,936
39,600
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
5,668,142
1,019,450
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
155,947
649,780
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
5,502,213
184,700
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
7,088,079
237,855
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
11,373,531
386,198
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
1,965,250
650,745
X


Walter Harrison
X


OFFICEMAX INC
Common
67622M108
0
331,600
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
4,572,825
142,500
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
2,761,670
387,875
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
72,048
496,880
X


Walter Harrison
X


PHARMACIA CORPORATION
Common
71713U102
801,050
18,500
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
15,193,594
302,963
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
28,063
1,624
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
1,095,536
91,600
X


Walter Harrison
X


PROGRESS SOFTWARE
Common
743312100
432,595
24,100
X


Walter Harrison
X


PROVIDENT FINANCIAL SERVICES
Common
74386T105
316,200
20,000
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
1,290,352
196,700
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
11,893,060
356,293
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
730,110
365,055
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
13,631,475
419,430
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
18,777,407
742,190
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
6,249,710
644,300
X


Walter Harrison
X


SAP AKTIENGESELLSCHAFT (SPON ADR)
Spon-ADR
803054204
426,600
22,500
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
2,183,600
545,900
X


Walter Harrison
X


SONUS NETWORKS INC
Common
835916107
105,975
47,100
X


Walter Harrison
X


SORRENTO NETWORKS CORPORATION
Common
83586Q100
1,765
249
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
0
78462F103
254,220
3,000
X


Walter Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107
222,129
25,799
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
7,395,999
177,575
X


Walter Harrison
X


US BANCORP
Common
902973304
4,957,500
261,196
X


Walter Harrison
X


WADDELL & REED FIN, INC
    Common
930059100
374,241
21,300
X


Walter Harrison
X


WASHINGTON MUTUAL, INC
    Common
939322103
8,028,651
227,634
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
19,173
2,100
X


Walter Harrison
X


WESTWOOD ONE INC
Common
961815107
168,696
5,400
X


Walter Harrison
X


WET SEAL INC CL-A
Common - Class A
961840105
426,320
58,400
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
2,649,450
207,800
X


Walter Harrison
X


WYETH
Common
983024100
521,916
13,800
X


Walter Harrison
X


XM SATELLITE RADIO HLDGS INC
Class-A
983759101
276,830
47,000
X


Walter Harrison
X
















Total
327,619,293











































